ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
8.	ACCOUNTS RECEIVABLE

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Accounts receivable	170,820	260,246	41,349
Allowance for doubtful accounts	(1,431)	(16,057)	(2,551)
Accounts receivable, net	169,389	244,189	38,798

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Movement in allowance for doubtful accounts:
Balance at beginning of the year	3,830	2,000	1,431	227
Provisions for the year	2,402	1,431	15,377	2,443
Written back during the year	-	(2,000)	(751)	(119)
Write-offs during the year	(4,232)	-	-	-
Balance at end of the year	2,000	1,431	16,057	2,551

As at December 31, 2010 and 2011, accounts receivable with carrying value of RMB7,883 and RMB21,677 (US$3,444) were used to secure bank borrowings of RMB42,865 and RMB30,599 (US$4,862) as at December 31, 2010 and 2011, respectively (see note 16).